Related Party Transactions (Details) - USD ($)										1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 14, 2023	Mar. 15, 2023	Mar. 14, 2023	Oct. 14, 2022	Jun. 30, 2022	Mar. 09, 2022	Mar. 16, 2021	Mar. 11, 2021	Jul. 08, 2020	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 16, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Mar. 06, 2023	Mar. 25, 2022	Mar. 08, 2021
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)																			$ 0.0001
Compensation expense																$ 29,000		$ 29,000	$ 147,000
Initial stockholders ownership percentage													20.00%
Founder shares outstanding (in Shares)																		733,400
Sponsor loan																		$ 1,750,000
Other working capital expenses																10,000		10,000
Office space and administrative fees														$ 30,000	$ 30,000	90,000	$ 90,000	120,000	95,000
Related party loan				$ 750,000
Sponsor amount										$ 500,000						79,000		$ 7,534,106
Public share per share (in Dollars per share)	$ 11.06		$ 10.69									$ 0.33
Second extension loan												$ 976,832			976,832		976,832
Stock split, description								the Company effected a 1.1-for-1 stock split.
Common stock, shares issued (in Shares)											540,000							540,000
Sale of stock price per share (in Dollars per share)			$ 10.69								$ 10							$ 10
Working capital											$ 9,209,000			$ 11,566,000		11,566,000		$ 9,209,000	2,634,000
Working capital loan				750,000	$ 1,000,000					$ 500,000										$ 300,000
Second extension loan												$ 976,832			976,832		976,832
Third extension loan		$ 344,781
Face amounts of loans											$ 8,500,000					9,906,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Aggregate price																5,400,000		5,400,000
Compensation expense																$ 20,000		$ 20,000
Sponsor purchased an aggregate shares (in Shares)																540,000		540,000
Price per unit (in Dollars per share)																$ 10		$ 10
Price per share (in Dollars per share)											$ 10							$ 10
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased an aggregate shares (in Shares)																25,000,000		25,000,000
Marketing fee percentage																		3.50%
Pre IPO Note																$ 79,000		$ 79,000
Sale of stock price per share (in Dollars per share)							$ 10						$ 10
Price per share (in Dollars per share)											$ 10			$ 10		$ 10		$ 10
Gross proceeds																$ 3.5
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased an aggregate shares (in Shares)																3,000,000		3,000,000
Marketing fee percentage																		5.50%
Gross proceeds																$ 5.5
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor purchased an aggregate shares (in Shares)							3,000,000						3,000,000
Pre IPO Note																$ 300,000		$ 300,000
Related party loan					1,000,000
Public share per share (in Dollars per share)						$ 0.2						$ 0.33
Second extension loan												$ 976,832			$ 976,832		$ 976,832
Sponsor loan																		8,200,000	734,000
Accounts payable outstanding											$ 0							0
Expenses paid											571,000							571,000
Founder shares outstanding (in Shares)														733,400		733,400
Price per share (in Dollars per share)							$ 10						$ 10
Working capital														$ 1,750,000		$ 1,750,000
First working capital					$ 1,000,000
Second extension loan											8,200,000			9,906,000		9,906,000		8,200,000	734,000
Loans payable											$ 8,200,000			$ 9,906,000		$ 9,906,000		8,200,000
Public Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor amount						$ 4,424,015
Public share per share (in Dollars per share)						$ 0.2
Sponsor Loan [Member]
Related Party Transactions (Details) [Line Items]
Sponsor loan																		$ 8,500,000	734,000
Working capital loan				$ 750,000
Second extension loan																			$ 734,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)									$ 0.0001
Aggregate price									$ 25,000
Sponsor transferred shares (in Shares)																							20,000
Number of shares forfeited (in Shares)													75,000
Aggregate of founder share outstanding (in Shares)							6,250,000						6,250,000
Founder shares outstanding (in Shares)							75,000									75,000		75,000
Common stock, par value (in Dollars per share)									$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Founder shares outstanding (in Shares)							6,250,000						6,250,000
Common stock, shares issued (in Shares)																					5,000,000
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Sponsor transferred shares (in Shares)																						2,500
Price per unit (in Dollars per share)																10		10
Common stock, par value (in Dollars per share)											$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)														5,000,000		5,000,000					5,000,000
Sale of stock price per share (in Dollars per share)														$ 12		$ 12
Class A Common Stock [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)											540,000							540,000
Class A Common Stock [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)											$ 11.5							$ 11.5
Price per share (in Dollars per share)														$ 11.5		$ 11.5
Class A Common Stock [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares issued (in Shares)																					5,000,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description																		The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Marketing fee																		$ 9,350,000
Marketing fee														$ 9,350,000		$ 9,350,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor transferred shares (in Shares)																							20,000
Working capital loan																				$ 300,000
Founder Shares [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)									5,750,000
Founder Shares [Member] | Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)									5,750,000